WESTPORT

Investments

Investment Adviser	Shareholder Services
Westport Advisers, LLC	The Westport Funds
253 Riverside Avenue	Post Office Box 5354
Westport, CT 06880	Cincinnati, Ohio 45201-5354
203.227.3645	1.888.5WESTPT

May 3, 2007

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, D.C. 20549

Re:	The Westport Funds
   File No. 333-35821 and 811-08359

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Westport Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 11) has been filed electronically.

If you have any questions or require any further information, please contact the undersigned at (513) 362-8248.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary